Stock-Based Compensation (Additional Information Related To Stock Options Activity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total intrinsic value of stock options exercised	$ 27.7	$ 17.1	$ 35.2
Cash received from stock options exercised	4.9	8.3	21.8
Total fair value of stock options vested	$ 0.1	$ 1.3	$ 2.9